Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	CHI-LLTC
Auditor Firm ID	7320
Auditor Location	Malaysia
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Xiao-I Corporation and its subsidiaries (the “Company”) as of December 31, 2025, the related consolidated statements of operations and comprehensive loss, changes in deficit, and cash flows, for the year ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial positions of the Company as of December 31, 2025, and the consolidated results of its operations and its cash flows for the year ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.